Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 17, 2018
Registrant Name	dei_EntityRegistrantName	FIDELITY OXFORD STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000028540
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 17, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2018
Prospectus Date	rr_ProspectusDate	Dec. 18, 2018